DERIVATIVE LIABILITIES (Details-Level 3) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Financial liabilities, Ending balance		$ 1,650,243
Significant unobservable inputs (Level 3) [Member]
Beginning balance	1,650,243
Recognition of conversion feature liability	3,431,541	44,966
Recognition of derivative liability - warrants		1,531,303
Net unrealized loss on derivative liabilities	1,074,795	73,974
Net unrealized gain on derivative conversion feature liabilities	(20,218)
Adjustment to additional paid in capital upon conversion and modification	(6,136,361)
Financial liabilities, Ending balance		$ 1,650,243